Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Tax Disclosure [Line Items]
- Domestic	$ (12,188,901)	$ (9,264,032)	$ (7,177,897)
- Foreign	(1,608,878)	1,639,852	(4,371,884)
Loss before income taxes and equity in net loss (earning) of equity method investee	(13,797,779)	(7,624,180)	(11,549,781)
Current income tax expense (benefit)	$ 14,791	$ (152,774)	$ (33,248)